Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value assets and liabilities measured on a recurring basis
Assets and liabilities measured at fair value on a recurring basis are presented below:

	2017			2016
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets measured at fair value
Cash and cash equivalents (a)	$38.0	$—	$38.0	$48.2	$125.0	$173.2
Other current assets:
Foreign exchange contracts	—	0.2	0.2	—	0.1	0.1
Commodity hedge contracts	—	35.2	35.2	—	47.0	47.0
Other non-current assets:
Foreign exchange contracts	—	1.7	1.7	—	—	—
Commodity hedge contracts	—	10.6	10.6	—	15.3	15.3
Assets measured at fair value	$38.0	$47.7	$85.7	$48.2	$187.4	$235.6

Liabilities measured at fair value
Accrued liabilities:
Foreign exchange contracts	$—	$(0.3)	$(0.3)	$—	$—	$—
Commodity hedge contracts	—	(4.9)	(4.9)	—	(1.8)	(1.8)
Other non-current liabilities—commodity hedge contracts	—	(0.5)	(0.5)	—	(0.6)	(0.6)
Liabilities measured at fair value	$—	$(5.7)	$(5.7)	$—	$(2.4)	$(2.4)

Liabilities measured at other than fair value
Long-term debt, including current portions:
Fair value	$—	$(2,273.4)	$(2,273.4)	$—	$(2,123.2)	$(2,123.2)
Carrying amount	—	(2,110.1)	(2,110.1)	—	(1,816.6)	(1,816.6)

(a)	Level 2 assets include money market mutual funds invested in U.S. Treasury obligations.